Segment Reporting (Tables)	12 Months Ended
Jun. 30, 2020
Segment Reporting [Abstract]
Schedule of Revenues FromThird parties and related parties
	For the Year Ended June 30, 2020	For the Year Ended June 30, 2019	For the Year Ended June 30, 2018
Investment advisory	$2,102,109	$3,117,548	$4,000,802
Fund management	77,371	63,086	138,379
Total revenues	$2,179,480	$3,180,634	$4,139,181